UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (59.5%)(a)
	Shares	Value

Basic materials (2.2%)

Akzo Nobel NV (Netherlands)	929	$77,035

Albemarle Corp.	2,561	270,544

ArcelorMittal SA (France)(NON)	4,702	39,557

Axalta Coating Systems, Ltd.(NON)	3,353	107,967

CF Industries Holdings, Inc.(S)	7,429	218,041

Dow Chemical Co. (The)	3,067	194,877

E. I. du Pont de Nemours & Co.	2,165	173,914

Fortune Brands Home & Security, Inc.	3,885	236,402

Freeport-McMoRan, Inc. (Indonesia)(NON)	3,993	53,346

Iluka Resources, Ltd. (Australia)	3,806	22,157

KapStone Paper and Packaging Corp.	4,809	111,088

LANXESS AG (Germany)	1,242	83,327

Martin Marietta Materials, Inc.	416	90,792

Nucor Corp.	1,006	60,078

PPG Industries, Inc.	1,048	110,124

RPC Group PLC (United Kingdom)	4,046	39,616

Sealed Air Corp.	4,081	177,850

Sherwin-Williams Co. (The)	1,194	370,367

Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,156	108,472

Steel Dynamics, Inc.	456	15,851

United States Steel Corp.	684	23,126

W.R. Grace & Co.	3,180	221,678

Yara International ASA (Norway)	252	9,703

		2,815,912
Capital goods (4.1%)

Airbus SE (France)	3,104	236,198

Ball Corp.	1,349	100,177

BWX Technologies, Inc.	3,303	157,223

Dover Corp.	5,867	471,413

Fortive Corp.	9,555	575,402

Johnson Controls International PLC	12,902	543,432

KION Group AG (Germany)	4,628	302,302

Komatsu, Ltd. (Japan)	22,700	591,611

Northrop Grumman Corp.	2,212	526,102

Raytheon Co.	4,268	650,870

Republic Services, Inc.	9,964	625,839

Stericycle, Inc.(NON)	2,427	201,174

United Technologies Corp.	3,433	385,217

		5,366,960
Communication services (3.1%)

American Tower Corp.(R)	2,824	343,229

AT&T, Inc.	23,063	958,268

Charter Communications, Inc. Class A(NON)	1,786	584,594

Comcast Corp. Class A	23,029	865,660

DISH Network Corp. Class A(NON)	3,630	230,469

Equinix, Inc.(R)	558	223,406

T-Mobile US, Inc.(NON)	5,347	345,363

Verizon Communications, Inc.	3,915	190,856

Zayo Group Holdings, Inc.(NON)	7,183	236,321

		3,978,166
Communications equipment (0.2%)

Cisco Systems, Inc.	9,218	311,568

		311,568
Computers (2.6%)

Apple, Inc.	19,793	2,843,462

HP, Inc.	6,050	108,174

RealPage, Inc.(NON)	9,196	320,940

Western Digital Corp.	1,007	83,108

		3,355,684
Conglomerates (0.8%)

Danaher Corp.	5,812	497,100

Siemens AG (Germany)	4,025	551,333

		1,048,433
Consumer cyclicals (6.0%)

Amazon.com, Inc.(NON)	1,982	1,757,122

Ctrip.com International, Ltd. ADR (China)(NON)	2,697	132,558

Expedia, Inc.	1,725	217,643

Hanesbrands, Inc.(S)	13,911	288,792

Hilton Worldwide Holdings, Inc.	4,294	251,027

Home Depot, Inc. (The)	7,385	1,084,340

Live Nation Entertainment, Inc.(NON)	9,544	289,851

MasterCard, Inc. Class A	3,900	438,633

NIKE, Inc. Class B	5,174	288,347

O'Reilly Automotive, Inc.(NON)	1,256	338,919

Penn National Gaming, Inc.(NON)	11,683	215,318

Priceline Group, Inc. (The)(NON)	306	544,671

TJX Cos., Inc. (The)	5,914	467,679

Vulcan Materials Co.	794	95,661

Wal-Mart Stores, Inc.	3,516	253,433

Walt Disney Co. (The)	7,911	897,028

Wynn Resorts, Ltd.(S)	1,847	211,685

		7,772,707
Consumer staples (6.5%)

Altria Group, Inc.	6,928	494,798

Campbell Soup Co.	10,407	595,697

Colgate-Palmolive Co.	2,792	204,346

Constellation Brands, Inc. Class A	2,561	415,061

Costco Wholesale Corp.	3,450	578,531

CVS Health Corp.	4,019	315,492

Delivery Hero Holding GmbH (acquired 6/12/15, cost $46,212) (Private) (Germany)(F)(RES)(NON)	6	39,425

Dr. Pepper Snapple Group, Inc.	5,840	571,853

Edgewell Personal Care Co.(NON)	1,030	75,334

Herc Holdings, Inc.(NON)	3,256	159,186

Kraft Heinz Co. (The)	7,305	663,367

Kroger Co. (The)	10,144	299,147

Molson Coors Brewing Co. Class B	2,903	277,846

Mondelez International, Inc. Class A	4,978	214,452

Monster Beverage Corp.(NON)	1,946	89,847

PepsiCo, Inc.	15,325	1,714,255

Philip Morris International, Inc.	6,479	731,479

Pinnacle Foods, Inc.	1,725	99,826

Restaurant Brands International, Inc. (Canada)	3,061	170,620

Walgreens Boots Alliance, Inc.	8,413	698,700

Yum China Holdings, Inc. (China)(NON)	3,055	83,096

		8,492,358
Electronics (3.2%)

Agilent Technologies, Inc.	5,352	282,960

Analog Devices, Inc.	1,158	94,898

Broadcom, Ltd.	3,645	798,109

Cavium, Inc.(NON)	4,883	349,916

FANUC Corp. (Japan)	1,100	225,474

NVIDIA Corp.	1,097	119,496

NXP Semiconductor NV(NON)	1,986	205,551

Qorvo, Inc.(NON)(S)	10,767	738,186

Qualcomm, Inc.	5,637	323,226

Rockwell Automation, Inc.	2,544	396,126

Texas Instruments, Inc.	8,235	663,412

		4,197,354
Energy (4.2%)

Anadarko Petroleum Corp.	8,846	548,452

Arch Coal, Inc. Class A(NON)	161	11,099

Cenovus Energy, Inc. (Canada)	19,579	221,577

Cheniere Energy, Inc.(NON)	8,487	401,180

Chevron Corp.	753	80,850

ConocoPhillips	15,757	785,802

EnCana Corp. (Canada)	13,740	160,972

EOG Resources, Inc.	3,832	373,812

Exxon Mobil Corp.	2,486	203,877

Halliburton Co.	10,898	536,291

Keane Group, Inc.(NON)(S)	2,915	41,685

Marathon Oil Corp.	6,760	106,808

Noble Energy, Inc.	8,103	278,257

Pioneer Natural Resources Co.	1,205	224,407

Plains All American Pipeline LP	4,379	138,420

QEP Resources, Inc.(NON)	12,569	159,752

Royal Dutch Shell PLC Class A (United Kingdom)	16,897	443,729

Schlumberger, Ltd.	3,366	262,885

Seven Generations Energy, Ltd. (Canada)(NON)	7,362	134,524

Suncor Energy, Inc. (Canada)	10,366	318,264

		5,432,643
Financials (9.8%)

American International Group, Inc.	9,896	617,807

Assured Guaranty, Ltd.	17,888	663,824

AvalonBay Communities, Inc.(R)	1,142	209,671

Bank of America Corp.	61,892	1,460,032

Boston Properties, Inc.(R)	1,530	202,587

CBRE Group, Inc. Class A(NON)	2,066	71,876

Charles Schwab Corp. (The)	16,841	687,281

Chubb, Ltd.	4,116	560,805

Douglas Emmett, Inc.(R)	1,777	68,237

E*Trade Financial Corp.(NON)	5,122	178,707

Equity Lifestyle Properties, Inc.(R)	1,443	111,198

Essex Property Trust, Inc.(R)	350	81,036

Federal Realty Investment Trust(R)	669	89,312

Gaming and Leisure Properties, Inc.(R)	4,232	141,433

GGP, Inc.(R)	5,009	116,109

Goldman Sachs Group, Inc. (The)	3,515	807,466

Gores Holdings II, Inc. (Units)(NON)	5,552	57,130

Hamilton Lane, Inc. Class A(NON)	8,684	162,130

Hartford Financial Services Group, Inc. (The)	2,956	142,095

Invesco, Ltd.	11,020	337,543

JPMorgan Chase & Co.	19,942	1,751,705

KeyCorp	20,160	358,445

Kimco Realty Corp.(R)	1,574	34,770

KKR & Co. LP	30,085	548,450

MetLife, Inc.	9,868	521,228

Oportun Financial Corp. (acquired 6/23/15, cost $42,371) (Private)(F)(RES)(NON)	14,867	41,947

Park Hotels & Resorts, Inc.(R)	176	4,518

Pebblebrook Hotel Trust(R)	1,653	48,284

Prudential PLC (United Kingdom)	29,796	629,408

Public Storage(R)	832	182,133

Simon Property Group, Inc.(R)	1,145	196,974

Synchrony Financial	16,490	565,607

U.S. Bancorp	2,791	143,737

Visa, Inc. Class A	9,815	872,259

		12,665,744
Health care (7.1%)

Aetna, Inc.	562	71,683

Alexion Pharmaceuticals, Inc.(NON)	3,018	365,902

Amgen, Inc.	4,738	777,364

Becton Dickinson and Co.	2,340	429,250

Biogen, Inc.(NON)	1,729	472,743

Boston Scientific Corp.(NON)	16,660	414,334

Bristol-Myers Squibb Co.	9,192	499,861

C.R. Bard, Inc.	1,420	352,927

Cardinal Health, Inc.	1,334	108,788

Celgene Corp.(NON)	5,016	624,141

Cigna Corp.	2,407	352,601

Eli Lilly & Co.	2,015	169,482

Express Scripts Holding Co.(NON)	1,902	125,361

Gilead Sciences, Inc.	2,150	146,028

Henry Schein, Inc.(NON)	1,057	179,658

Humana, Inc.	1,156	238,298

Illumina, Inc.(NON)	577	98,459

Intuitive Surgical, Inc.(NON)	442	338,780

Jazz Pharmaceuticals PLC(NON)	1,304	189,250

Johnson & Johnson	11,679	1,454,619

McKesson Corp.	690	102,299

Merck & Co., Inc.	14,581	926,477

Pfizer, Inc.	16,637	569,152

UnitedHealth Group, Inc.	541	88,729

Ventas, Inc.(R)	2,643	171,901

		9,268,087
Miscellaneous (0.1%)

Conyers Park Acquisition Corp. (Units)(NON)	6,597	73,095

		73,095
Semiconductor (0.4%)

Applied Materials, Inc.	13,781	536,081

		536,081
Software (2.6%)

Adobe Systems, Inc.(NON)	4,307	560,470

Everbridge, Inc.(NON)(S)	2,427	49,826

Microsoft Corp.	34,083	2,244,706

Tencent Holdings, Ltd. (China)	6,436	184,513

Ubisoft Entertainment SA (France)(NON)	8,642	369,186

		3,408,701
Technology services (3.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	3,391	365,652

Alphabet, Inc. Class A(NON)	2,552	2,163,586

Cognizant Technology Solutions Corp. Class A(NON)	1,302	77,495

Computer Sciences Corp.	6,089	420,202

Facebook, Inc. Class A(NON)	10,346	1,469,649

Fidelity National Information Services, Inc.	4,564	363,386

salesforce.com, Inc.(NON)	2,448	201,936

		5,061,906
Transportation (0.7%)

American Airlines Group, Inc.	6,972	294,916

Norfolk Southern Corp.	4,944	553,580

		848,496
Utilities and power (2.0%)

Ameren Corp.	2,789	152,252

American Electric Power Co., Inc.	2,469	165,744

American Water Works Co., Inc.	3,463	269,318

Calpine Corp.(NON)	17,358	191,806

Edison International	3,233	257,379

Exelon Corp.	11,992	431,472

Kinder Morgan, Inc.	4,030	87,612

NextEra Energy, Inc.	1,885	241,977

NRG Energy, Inc.	19,217	359,358

PG&E Corp.	5,797	384,689

Sempra Energy	1,001	110,611

		2,652,218

Total common stocks (cost $66,676,580)		$77,286,113

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.0%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)

Government National Mortgage Association Pass-Through Certificates
3.50%, 2/20/45	$83,088	$86,096
3.50%, TBA, 4/1/47	1,000,000	1,036,953
3.00%, TBA, 4/1/47	1,000,000	1,008,906

		2,131,955
U.S. Government Agency Mortgage Obligations (13.4%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	240,712	267,896
5.00%, 8/1/33	92,597	101,416
4.50%, 11/1/44	1,550,760	1,683,968
4.50%, TBA, 4/1/47	2,000,000	2,144,844
4.00%, TBA, 4/1/47	2,000,000	2,097,969
3.50%, TBA, 5/1/47	4,000,000	4,083,594
3.50%, TBA, 4/1/47	4,000,000	4,091,875
3.00%, 6/1/46	966,473	961,075
3.00%, TBA, 4/1/47	2,000,000	1,983,125

		17,415,762

Total U.S. government and agency mortgage obligations (cost $19,507,563)		$19,547,717

U.S. TREASURY OBLIGATIONS (11.5%)(a)
	Principal amount	Value

U.S. Treasury Bonds 2.75%, 8/15/42(SEG)	$1,700,000	$1,620,844

U.S. Treasury Notes
2.00%, 2/15/22	1,100,000	1,104,529
2.00%, 11/30/20	3,450,000	3,485,201
1.875%, 11/30/21	1,780,000	1,778,137
1.625%, 4/30/19	330,000	332,295
1.375%, 9/30/18	990,000	992,831
1.125%, 3/31/20	2,710,000	2,678,666
1.125%, 12/31/19	950,000	941,702
0.875%, 6/15/19	2,000,000	1,980,781

Total U.S. treasury obligations (cost $15,072,621)		$14,914,986

CORPORATE BONDS AND NOTES (15.4%)(a)
	Principal amount	Value

Basic materials (0.8%)

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	$71,000	$75,083

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23	30,000	30,019

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	35,000	35,760

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	135,000	187,433

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	5,516

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	81,000	84,122

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	54,000	53,739

International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	14,324

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19	12,000	12,330

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26	165,000	161,592

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	189,501

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,534

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19	25,000	26,096

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	82,000	107,824

		996,873
Capital goods (0.4%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	115,000	116,721

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	10,000	10,139

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	104,000	134,601

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35	15,000	15,725

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26	30,000	39,577

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6.25%, 5/15/38	48,000	61,437

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	193,000	192,743

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40	15,000	18,285

		589,228
Communication services (0.9%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)	20,000	20,236

American Tower Corp. sr. unsec. notes 3.40%, 2/15/19(R)	71,000	72,587

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	75,000	71,508

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	11,197

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	30,000	30,728

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	117,000	134,706

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	38,000	40,153

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A company guaranty sr. bonds 5.375%, 5/1/47(FWC)	92,000	92,420

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	25,000	33,335

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	27,000	34,490

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	45,000	44,275

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	10,000	10,758

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20	105,000	111,759

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)	10,000	13,403

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40	55,000	70,199

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	13,944

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	35,000	35,017

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	200,000	202,250

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)	10,000	12,298

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48	40,000	36,239

Videotron Ltd./Videotron Ltee. 144A sr. unsec. bonds 5.125%, 4/15/27 (Canada)	80,000	80,800

		1,172,302
Conglomerates (0.2%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity	241,000	254,255

		254,255
Consumer cyclicals (1.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39	25,000	34,262

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	135,000	165,922

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	30,999

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	92,000	98,810

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30	64,000	86,796

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	88,000	81,829

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	59,988

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26	10,000	10,690

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47	34,000	51,936

Ford Motor Co. sr. unsec. unsub. notes 7.75%, 6/15/43	210,000	264,240

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46	20,000	25,782

General Motors Co. sr. unsec. notes 5.20%, 4/1/45	40,000	39,209

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	90,000	88,697

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	142,000	144,210

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22	42,000	42,321

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 1/14/22	45,000	45,373

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)	90,000	98,017

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24	20,000	19,750

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27	135,000	136,350

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23	95,000	121,882

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)	48,000	53,314

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)	22,000	23,854

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23	30,000	30,264

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	25,000	25,688

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24	40,000	42,208

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	65,000	67,192

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23	25,000	25,951

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26	45,000	44,842

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	55,000	54,972

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19	94,000	106,228

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	16,000	16,100

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	50,000	50,300

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	52,000	55,188

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.00%, 2/15/27	130,000	127,400

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	20,000	21,091

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	60,000	60,445

		2,452,100
Consumer staples (1.3%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	215,000	232,356

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	25,000	25,280

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39	25,000	37,996

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26	25,000	24,975

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	144,970	178,223

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	13,671	14,105

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	74,000	92,346

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	189,584

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	85,000	93,715

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	32,000	32,620

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	120,000	112,608

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39	55,000	68,612

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40	5,000	5,994

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	120,000	122,400

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39	90,000	104,205

McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 6.30%, 3/1/38	75,000	93,330

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	105,000	109,278

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34	17,000	17,387

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44	23,000	24,108

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	80,000	78,221

		1,657,343
Energy (1.4%)

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)	70,000	68,502

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	135,000	154,238

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25	45,000	45,281

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23	33,000	31,680

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19	20,000	19,800

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	28,000	27,738

EOG Resources, Inc. sr. unsec. unsub. notes 5.625%, 6/1/19	30,000	32,236

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24	70,000	69,747

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	55,000	64,801

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31	110,000	140,983

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	27,670

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27	70,000	69,697

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21	65,000	65,569

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41	60,000	42,675

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	60,000	57,510

Pride International, LLC company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40	120,000	111,000

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23	62,000	67,264

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27	135,000	141,121

Sabine Pass Liquefaction, LLC 144A sr. bonds 4.20%, 3/15/28	30,000	29,634

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 8.00%, 10/1/19	110,000	124,279

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	70,000	79,490

Tosco Corp. company guaranty sr. unsec. notes 8.125%, 2/15/30	72,000	99,655

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	133,397

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26	21,000	21,192

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	107,000	109,931

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	25,000	25,359

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24	35,000	36,003

		1,896,452
Financials (5.4%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40	14,000	18,270

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	25,000	25,749

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	75,000	76,781

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	114,000	148,200

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	200,000	179,305

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34	31,000	37,344

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7.125%, 10/15/20	35,000	40,059

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)	75,000	75,234

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	33,880

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	175,446

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)	120,000	150,478

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	73,000	74,900

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	10,000	10,387

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	205,432

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	110,000	119,713

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	80,000	80,319

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	27,000	28,654

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	73,000	75,961

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	64,000	66,641

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	23,000	23,748

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	40,000	41,025

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)	150,000	175,125

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)	280,000	278,782

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)	122,000	129,680

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)	50,000	52,450

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	35,000	35,438

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	28,710

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	240,000	241,170

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	238,000	302,785

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)	60,000	59,422

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	30,000	30,113

HSBC Holdings PLC unsec. sub. notes 6.50%, 5/2/36 (United Kingdom)	200,000	244,247

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	200,000	221,576

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19	45,000	48,375

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	35,000	36,269

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity	110,000	113,988

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21	35,000	34,637

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	60,000	67,470

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	45,000	51,750

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97	100,000	128,935

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)	245,000	259,728

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	155,000	251,671

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	492,000

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	30,000	31,661

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31	60,000	84,382

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	35,000	31,675

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	56,000	70,125

Pacific LifeCorp 144A sr. unsec. notes 6.00%, 2/10/20	30,000	32,611

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	33,000	35,344

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37	228,000	225,150

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	35,000	37,494

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	137,000	140,425

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	45,486

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	47,611

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	65,000	67,858

State Street Corp. jr. unsec. sub. FRB 2.131%, 6/15/37	256,000	224,320

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	52,873

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	68,000	66,589

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26	40,000	52,998

UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	368,575

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	90,000	92,700

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	69,875

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	110,000	120,867

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	135,000	139,857

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37	30,000	30,000

		7,040,323
Government (0.5%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)	500,000	643,085

		643,085
Health care (0.3%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	10,000	10,002

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)	10,000	10,043

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	5,000	5,105

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	30,000	30,478

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	55,000	57,888

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	10,000	10,488

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	20,000	19,600

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	70,000	72,052

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	30,000	28,400

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	54,000	49,762

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41	34,000	36,117

		329,935
Technology (0.6%)

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	65,000	66,593

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	150,000	150,791

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	86,000	95,071

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	28,000	36,162

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	129,000	139,193

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	20,000	21,137

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	95,000	89,886

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	205,000	195,203

		794,036
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41	85,000	99,442

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40	40,000	48,660

Continental Airlines, Inc. pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18	667	674

Continental Airlines, Inc. pass-through certificates Ser. 98-1, Class A, 6.648%, 9/15/17	2,848	2,877

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11	60,000	69,552

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	56,000	53,833

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	76,412	84,149

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	18,276	18,527

		377,714
Utilities and power (1.4%)

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	55,000	64,087

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17	1,000	1,000

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27	30,000	30,310

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	17,965

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	35,000	35,506

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	94,455

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	45,000	44,236

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	55,000	56,145

Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	34,225

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	117,000	126,465

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	35,000	37,508

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	140,000	152,923

Great Plains Energy, Inc. sr. unsec. unsub. bonds 4.85%, 4/1/47	90,000	92,265

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	30,000	37,617

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18	40,000	41,416

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	15,821

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	40,000	40,645

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19	30,000	30,505

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	10,000	13,127

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22	55,000	66,349

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	60,000	63,929

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38	55,000	71,724

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.80%, 3/1/37	30,000	37,048

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	99,000	89,224

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	65,000	67,822

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	135,000	153,173

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67	300,000	277,500

		1,792,990

Total corporate bonds and notes (cost $18,965,229)		$19,996,636

MORTGAGE-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	$93,000	$96,532

COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.464%, 12/10/47	68,000	64,476
Ser. 13-CR13, Class AM, 4.449%, 12/10/23	100,000	107,090

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.332%, 1/25/29	26,733	26,878

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1

GS Mortgage Securities Trust 144A FRB Ser. 11-GC5, Class C, 5.40%, 8/10/44	100,000	106,661

JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C26, Class C, 4.426%, 1/15/48	52,000	50,506

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31	17,401	17,846
Ser. 98-C4, Class H, 5.60%, 10/15/35	2,128	2,126

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 4.83%, 2/15/47	60,000	61,711
FRB Ser. 13-C11, Class C, 4.37%, 8/15/46	77,000	68,504

Morgan Stanley Capital I Trust FRB Ser. 07-T27, Class AJ, 5.791%, 6/11/42	55,000	56,881

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.449%, 3/15/45	217,000	218,367

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	223,882	16,791

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47	24,000	24,403
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46	101,000	107,034

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.641%, 3/15/44	82,000	83,648

Total mortgage-backed securities (cost $1,206,486)		$1,109,455

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

SPDR S&P Regional Banking ETF(S)	15,434	$842,851

Total investment companies (cost $867,375)		$842,851

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Oportun Financial Corp. Ser. A-1, zero % cv. pfd. (acquired 6/23/15, cost $117) (Private)(F)(RES)(NON)	41	$116

Oportun Financial Corp. Ser. B-1, zero % cv. pfd. (acquired 6/23/15, cost $2,211) (Private)(F)(RES)(NON)	702	2,189

Oportun Financial Corp. Ser. C-1, zero % cv. pfd. (acquired 6/23/15, cost $5,197) (Private)(F)(RES)(NON)	1,021	5,145

Oportun Financial Corp. Ser. D-1, zero % cv. pfd. (acquired 6/23/15, cost $7,538) (Private)(F)(RES)(NON)	1,481	7,463

Oportun Financial Corp. Ser. E-1, zero % cv. pfd. (acquired 6/23/15, cost $4,227) (Private)(F)(RES)(NON)	770	4,185

Oportun Financial Corp. Ser. F, zero % cv. pfd. (acquired 6/23/15, cost $12,764) (Private)(F)(RES)(NON)	1,662	12,637

Oportun Financial Corp. Ser. F-1, zero % cv. pfd. (acquired 6/23/15, cost $35,793) (Private)(F)(RES)(NON)	12,559	35,435

Oportun Financial Corp. Ser. G, zero % cv. pfd. (acquired 6/23/15, cost $45,261) (Private)(F)(RES)(NON)	15,881	44,808

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $72,763) (Private)(F)(RES)(NON)	25,555	72,034

Total convertible preferred stocks (cost $185,871)		$184,012

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34	$30,000	$42,533

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49	55,000	77,525

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40	40,000	46,465

Total municipal bonds and notes (cost $125,185)		$166,523

SHORT-TERM INVESTMENTS (12.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	2,412,850	$2,412,850

Putnam Short Term Investment Fund 0.87%(AFF)	13,200,786	13,200,786

Total short-term investments (cost $15,613,636)		$15,613,636

TOTAL INVESTMENTS

Total investments (cost $138,220,546)(b)		$149,661,929

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $4,826,405) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/21/17	$220,546	$217,216	$(3,330)
	Canadian Dollar	Sell	4/19/17	65,211	64,575	(636)
Barclays Bank PLC
	Canadian Dollar	Sell	4/19/17	415,409	411,283	(4,126)
Citibank, N.A.
	Euro	Sell	6/21/17	989,146	980,923	(8,223)
Credit Suisse International
	British Pound	Sell	6/21/17	751,637	739,502	(12,135)
Goldman Sachs International
	Euro	Sell	6/21/17	211,899	210,426	(1,473)
	Japanese Yen	Sell	5/17/17	588,250	577,758	(10,492)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/21/17	14,059	13,836	(223)
	Canadian Dollar	Sell	4/19/17	730,857	723,624	(7,233)
	Swiss Franc	Buy	6/21/17	20,260	21,432	(1,172)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/19/17	7,070	6,998	(72)
	Euro	Sell	6/21/17	9,422	9,344	(78)
	Israeli Shekel	Buy	4/19/17	271,485	262,736	8,749
	Israeli Shekel	Sell	4/19/17	271,485	255,570	(15,915)
UBS AG
	Euro	Sell	6/21/17	318,758	316,068	(2,690)
WestPac Banking Corp.
	Canadian Dollar	Sell	4/19/17	15,269	15,114	(155)

Total						$(59,204)

FUTURES CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	6	$707,760	Jun-17	$(505)

Total				$(505)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/17 (proceeds receivable $8,016,133) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.50%, 4/1/47	$4,000,000	4/12/17	$4,091,875
Federal National Mortgage Association, 3.00%, 5/1/47	2,000,000	5/11/17	1,979,531
Federal National Mortgage Association, 3.00%, 4/1/47	2,000,000	4/12/17	1,983,125

Total			$8,054,531

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $129,956,610.
(b)	The aggregate identified cost on a tax basis is $138,722,742, resulting in gross unrealized appreciation and depreciation of $13,645,580 and $2,706,393, respectively, or net unrealized appreciation of $10,939,187.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $265,384, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$1,689,250	$9,218,920	$8,495,320	$4,574	$2,412,850
	Putnam Short Term Investment Fund**	11,832,962	7,325,745	5,957,921	22,958	13,200,786
	Totals	$13,522,212	$16,544,665	$14,453,241	$27,532	$15,613,636
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,345,207, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,412,850.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $12,431,479 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $59,204 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,815,912	$—	$—
Capital goods	5,366,960	—	—
Communication services	3,978,166	—	—
Conglomerates	1,048,433	—	—
Consumer cyclicals	7,772,707	—	—
Consumer staples	8,452,933	—	39,425
Energy	5,432,643	—	—
Financials	12,623,797	—	41,947
Health care	9,268,087	—	—
Miscellaneous	73,095	—	—
Technology	16,871,294	—	—
Transportation	848,496	—	—
Utilities and power	2,652,218	—	—
Total common stocks	77,204,741	—	81,372
Convertible preferred stocks	—	—	184,012
Corporate bonds and notes	—	19,996,636	—
Investment companies	842,851	—	—
Mortgage-backed securities	—	1,109,455	—
Municipal bonds and notes	—	166,523	—
U.S. government and agency mortgage obligations	—	19,547,717	—
U.S. treasury obligations	—	14,914,986	—
Short-term investments	13,200,786	2,412,850	—

Totals by level	$91,248,378	$58,148,167	$265,384

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(59,204)	$—
Futures contracts	(505)	—	—
TBA sale commitments	—	(8,054,531)	—

Totals by level	$(505)	$(8,113,735)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	8,749	67,953
Equity contracts	-	505

Total	$8,749	$68,458

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		5
Forward currency contracts (contract amount)		$5,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	—	—	—	—	—	—	—	8,749	—	—	8,749

	Total Assets	$—	$—	$—	$—	$—	$—	$—	$8,749	$—	$—	$8,749

	Liabilities:
	Futures contracts§	—	—	—	—	—	—	1,620	—	—	—	1,620
	Forward currency contracts#	3,966	4,126	8,223	12,135	11,965	8,628	—	16,065	2,690	155	67,953

	Total Liabilities	$3,966	$4,126	$8,223	$12,135	$11,965	$8,628	$1,620	$16,065	$2,690	$155	$69,573

	Total Financial and Derivative Net Assets	$(3,966)	$(4,126)	$(8,223)	$(12,135)	$(11,965)	$(8,628)	$(1,620)	$(7,316)	$(2,690)	$(155)	$(60,824)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(3,966)	$(4,126)	$(8,223)	$(12,135)	$(11,965)	$(8,628)	$(1,620)	$(7,316)	$(2,690)	$(155)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017